Provisions - Summary of Breakdown of Provisions (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Provisions [Line Items]
Provision for legal proceedings, current	$ 1,264,710	$ 1,492,140
Decommissioning or restoration, current	13,375,095
Other provisions, current	5,116,512	1,942,664
Other current provisions, Total	19,756,317	3,434,804
Provision for legal proceedings, non-current	13,149,618	14,843,034
Decommissioning or restoration, non-current	173,341,364	191,867,939
Other provisions, non-current	7,621,732	3,530,698
Other long-term provisions, Total	194,112,714	$ 210,241,671
Provision, Digitization Strategy [Member]
Disclosure Of Other Provisions [Line Items]
Other provisions, current	3,434,242
Other provisions, non-current	$ 4,042,759